Common Stock (Stock Repurchases) (Details) - $ / shares	12 Months Ended			41 Months Ended	53 Months Ended	65 Months Ended	77 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2016
Accounting Policies [Abstract]
Number of Shares Repurchased (in shares)	2,500	1,281,670	64,818	8,674	73,492	1,355,162	1,357,662
Weighted-Average Price per Share (in dollars per share)	$ 10.00	$ 9.46	$ 9.80	$ 9.98	$ 9.82	$ 9.48	$ 9.48